OTHER EXPENSES, NET - Schedule of Other Expenses, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Other expenses	€ 18,257	€ 11,830	€ 30,249
Other income	(15,062)	(4,963)	(5,748)
Other expenses, net	€ 3,195	€ 6,867	€ 24,501